Associates and Joint Ventures - Narrative (Details) - Prosegur Alarmas España, S.L. - EUR (€) € in Millions	Feb. 28, 2020	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method		€ 0
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in equity method investment	50.00%
Number of shares issued for equity method investment (in shares)	49,545,262
Investments accounted for by the equity method	€ 266